Subsequent Events	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events:

The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.

a)
On October 4, 2016, the Company entered into the Jelco Loan Facility, initially a $4,150 loan facility with Jelco, to fund the initial deposit for the purchase of two second hand Capesize vessels (Note 6). On November 17, 2016 and November 28, 2016, the Company entered into amendments to the Jelco Loan Facility, which, among other things, increased the aggregate amount that the Company may borrow under the facility to up to $12,800. On November 28, 2016, the Company drew down $8,650 under the amended Jelco Loan Facility.

b)
On October 28, 2016, the Company filed with the SEC a registration statement on Form F-1 in connection with a contemplated follow-on registered public offering of the Company’s securities, comprised of common shares, par value $0.0001 per share, Class A warrants to purchase common shares, and an underwriter’s warrant to purchase common shares.  On November 29, 2016, the Company filed with the SEC an amendment to this registration statement on Form F-1.

c)
On November 18, 2016, the Company entered into a securities purchase agreement with unaffiliated third parties, which are institutional investors, under which the Company sold 1,305,000 of its common shares in a registered direct offering at a price of $2.75 per share. On November 23, 2016, the Company completed the registered direct offering for net proceeds of approximately $3,200, which proceeds are expected to be used for general corporate purposes, including funding of vessel acquisitions.

d)
On November 28, 2016, the Company entered into a $32,000 secured term loan facility with NSF to partly finance the acquisition of the two second hand Capesize vessels (Note 6). The facility bears interest at 11% per annum, which is payable quarterly, and the principal is repayable in four consecutive quarterly installments of $900 each, commencing on March 31, 2019 and a final payment of $28,400 due on December 31, 2019 (initial termination date), assuming that the borrowers will not choose to further extend the facility for one or two in maximum yearly periods from each relevant future termination date. The facility may only be extended twice so that the final termination date shall never extend beyond the date falling on the fifth anniversary of the final drawdown date. The option to extend the facility for up to another two years from the initial termination date is subject to an extension fee of 1.75% per extended year of each relevant loan outstanding amount. On November 28, 2016, the Company drew down $7,500 under the NSF loan facility.

e)
On November 30, 2016, the Company acquired the 2010 Capesize, 178,838 DWT vessel M/V Lordship from an unaffiliated third party.  The acquisition was financed through a $7,500 loan with NSF, $10,250 was financed through the Jelco Loan Facility and $3,000 by cash on hand. The vessel is being chartered by Oldendorff Carriers GMBH & CiE under her previous ownership for a period of 11 to 13 months at an index-linked rate plus 6% and is expected to be redelivered to the Company between May 2017 and July 2017.